Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,613,000
Previously Paid Amount	0.00
Total Fee Amount	859.35
Total Offset Amount	0.00
Net Fee	859.35
Narrative - Max Aggregate Offering Price	$ 5,613,000
Final Prospectus	true